PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment
	Estimated Life	June 30, 2012	December 31, 2011
Furniture and fixtures	5 years	$56,995	$20,000
Office and computer equipments	1 - 5 years	144,916	26,606
Land	-	266,977	266,977
Building and improvements	5 - 25 years	727,965	727,965
Site costs	10 years	1,272,732	1,272,732
Crushing system	20 years	2,256,943	2,256,943
Process plant and equipments	10 years	3,160,833	3,115,266
Vehicles and mining equipments	5 - 10 years	549,675	659,622
		8,437,036	8,346,111
Less: accumulated depreciation		(780,160)	(315,008)

		$7,656,876	$8,031,103